Dividends - Additional Information (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Dividends [Abstract]
Dividend paid			₩ 481,213
Dividend paid per share			₩ 640
Interim dividends paid	₩ 135,341	₩ 130,748
Dividends proposed	₩ 180	₩ 180
Dividends recognised as distributions to owners per share				₩ 980
Dividends paid				₩ 713,497